Summary of Significant Accounting Policies (Cash and Cash Equivalents) (Details) - USD ($) $ in Millions	May 29, 2016	May 31, 2015	May 25, 2014	May 26, 2013
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 274.8	$ 535.9	$ 98.3	$ 88.2
Short-term investments
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	166.7	455.5
Credit card receivables
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	81.1	77.8
Depository accounts
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 27.0	$ 2.6